Payables and Other Current Liabilities - Information on Average Payment Period to Suppliers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payments to Suppliers [Line Items]
Total payments	€ 29,509	€ 29,236	€ 31,080
Telefónica, S.A.
Payments to Suppliers [Line Items]
Weighted average maturity period	53 days	54 days
Ratio of payments	55 days	56 days
Ratio of outstanding invoices	42 days	42 days
Total payments	€ 8,362	€ 7,671
Outstanding invoices	€ 1,251	€ 1,264